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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-07242________________________

The Cutler Trust

(Exact name of registrant as specified in charter)

  525 Bigham Knoll, Suite 100    Jacksonville, Oregon                  97530

                          (Address of principal executive offices)                        (Zip code)

Erich M. Patten

Cutler Investment Counsel, LLC         525 Bigham Knoll         Jacksonville, Oregon 97530

(Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000

Date of fiscal year end:         June 30, 2010

Date of reporting period:       December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

CUTLER EQUITY FUND

semi-annual report

December 31, 2009
 (Unaudited)

CUTLER EQUITY FUND
TABLE OF CONTENTS

CUTLER EQUITY FUND
LETTER TO SHAREHOLDERS

To The Cutler Trust Shareholders:

Please find enclosed the contents of the Cutler Equity Fund’s (the “Fund”) semi-annual report dated December 31, 2009. In 2009, investors benefitted from a phenomenal recovery in the value of equities, rebounding substantially off of the early March lows. The recovery began through stabilization of the banking sector, which alleviated investors’ worst fears from the stock market.

Throughout the year, Cutler Investment Counsel, LLC (“Cutler”) continued to manage the Fund defensively. The recovery in Financials did not entice the portfolio management team to invest heavily in this sector as we maintained an underweight versus the S&P 500 Index. As one would expect with a recovery led by highly volatile stocks, the Fund lagged the overall market, as measured by the S&P 500 Index. While the Fund underperformed the market for the calendar year, it actually outperformed during the second half of 2009 (24.86% versus 22.50% for the S&P 500 Index). This performance was even more impressive given the strong 2008 relative returns.  Looking forward, Cutler continues to believe that large capitalization, dividend paying companies are best positioned to navigate the murky economy investors are facing.

Many investors remain apprehensive of this market and given the volatility of the past several years this is understandable. However, Cutler believes that now may be an attractive time to invest. In our opinion, U.S. companies are operating even more efficiently, having planned for extended economic weakness. As a result, we believe improvements in growth will hit the bottom line much faster than in the past, as streamlined operations and inventories have reduced overhead. With record low interest rates and several years of reduced business investment, the economy is primed for at least moderate growth going forward. Mr. Bernanke, recently reconfirmed for another term as Chairman of the Federal Reserve Board of Governors, should continue to err on the side of caution and rein in liquidity very cautiously. The Fund’s positioning to benefit from an economic scenario of higher inflation and moderate growth remains intact.

The Fund’s portfolio continues to be invested in large U.S. companies with a history of continuous dividend payments. In a period of modest returns in the equity markets, focusing on dividends allows investors to get a substantial amount of their portfolio returns from current income. Cutler’s long-standing philosophy remains a prudent approach in today’s economic climate.

Thank you for your continued support.

Sincerely,

Matthew C. Patten	Erich M. Patten
Chairman	Portfolio Manager
The Cutler Trust	Cutler Investment Counsel, LLC

The views in this report were those of Cutler Investment Counsel, LLC as of December 31, 2009 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND’S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING 1-800-228-8537. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, ARE AVAILABLE BY CALLING 1-800-228-8537.

CUTLER EQUITY FUND
PERFORMANCE INFORMATION
December 31, 2009 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Equity Fund and the S&P 500 Total Return Index

Average Annual Total Returns(a) (for periods ended December 31, 2009)
	1 Year	5 Years	10 Years
Cutler Equity Fund	19.56%	1.71%	1.72%
S&P 500 Total Return Index	26.46%	0.42%	-0.95%
(a)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Cutler Equity Fund (the “Fund”) is managed pursuant to an equity income strategy. The investment adviser and Board of Trustees believe the S&P 500 Total Return Index is the most appropriate benchmark for the Fund due to its focus on large capitalization securities and broad index membership.

CUTLER EQUITY FUND
PORTFOLIO INFORMATION
December 31, 2009 (Unaudited)

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)

Shares	COMMON STOCKS — 97.6%	Value
	Consumer Discretionary — 7.9%
	Media — 2.1%
22,060	McGraw-Hill Cos., Inc. (The)	$739,231

	Multi-Line Retail — 3.3%
30,530	Nordstrom, Inc.	1,147,317

	Specialty Retail — 2.5%
29,280	Home Depot, Inc. (The)	847,070

	Consumer Staples — 12.5%
	Beverages — 3.1%
17,930	PepsiCo, Inc.	1,090,144

	Food & Staples Retailing — 2.9%
36,520	Sysco Corp.	1,020,369

	Food Products — 3.2%
34,960	Archer-Daniels-Midland Co.	1,094,598

	Household Products — 3.3%
17,690	Kimberly-Clark Corp.	1,127,030

	Energy — 12.6%
	Energy Equipment & Services — 3.5%
40,570	Halliburton Co.	1,220,751

	Oil, Gas & Consumable Fuels — 9.1%
16,540	Chevron Corp.	1,273,415
16,180	ConocoPhillips	826,313
15,565	Exxon Mobil Corp.	1,061,377
		3,161,105
	Financials — 9.4%
	Consumer Finance — 3.8%
32,465	American Express Co.	1,315,482

	Insurance — 3.0%
21,090	Chubb Corp. (The)	1,037,206

	Thrifts & Mortgage Finance — 2.6%
65,010	Hudson City Bancorp, Inc.	892,587

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 97.6% (Continued)	Value
	Health Care — 8.6%
	Health Care Equipment & Supplies — 2.5%
11,120	Becton, Dickinson and Co.	$876,923

	Pharmaceuticals — 6.1%
39,590	Bristol-Myers Squibb Co.	999,648
17,200	Johnson & Johnson	1,107,852
		2,107,500
	Industrials — 14.8%
	Aerospace & Defense — 6.4%
21,500	Honeywell International, Inc.	842,800
19,800	United Technologies Corp.	1,374,318
		2,217,118
	Electrical Equipment — 2.7%
21,800	Emerson Electric Co.	928,680

	Machinery — 3.1%
18,890	Caterpillar, Inc.	1,076,541

	Road & Rail — 2.6%
14,000	Union Pacific Corp.	894,600

	Information Technology — 10.9%
	Computers & Peripherals — 4.4%
11,500	International Business Machines Corp.	1,505,350

	Semiconductors & Semiconductor Equipment — 6.5%
49,130	Intel Corp.	1,002,252
48,450	Texas Instruments, Inc.	1,262,607
		2,264,859
	Materials — 8.3%
	Chemicals — 5.6%
33,470	E.I. du Pont de Nemours and Co.	1,126,935
10,030	Monsanto Co.	819,952
		1,946,887
	Metals & Mining — 2.7%
20,325	Nucor Corp.	948,161

	Telecommunication Services — 5.1%
	Diversified Telecommunication Services — 5.1%
32,770	AT&T, Inc.	918,543
25,450	Verizon Communications, Inc.	843,159
		1,761,702

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	COMMON STOCKS — 97.6% (Continued)	Value
	Utilities — 7.5%
	Gas Utilities — 3.8%
26,290	National Fuel Gas Co.	$1,314,500

	Multi-Utilities — 3.7%
28,000	Consolidated Edison, Inc.	1,272,040

	Total Common Stocks (Cost $27,660,483)	$33,807,751

Shares	MONEY MARKET FUNDS — 2.3%	Value
800,750	Fidelity Institutional Money Market Portfolio - Select Class, 0.20% (a) (Cost $800,750)	$800,750

	Total Investments at Value — 99.9% (Cost $28,461,233)	$34,608,501

	Other Assets in Excess of Liabilities — 0.1%	38,035

	Net Assets — 100.0%	$34,646,536

(a)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2009.

See accompanying notes to financial statements.

CUTLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$28,461,233
At value (Note 2)	$34,608,501
Dividends receivable	72,001
Receivable for capital shares sold	105
Other assets	18,395
Total assets	34,699,002

LIABILITIES
Dividends payable	2,566
Payable for capital shares redeemed	9,681
Payable to Adviser (Note 3)	18,819
Payable to administrator (Note 3)	6,000
Other accrued expenses	15,400
Total liabilities	52,466

NET ASSETS	$34,646,536

NET ASSETS CONSIST OF:
Paid-in capital	$45,276,732
Accumulated undistributed net investment income	1,049
Accumulated net realized losses from security transactions	(16,778,513)
Net unrealized appreciation on investments	6,147,268
NET ASSETS	$34,646,536

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,500,378

Net asset value, offering price and redemption price per share (Note 2)	$9.90

See accompanying notes to financial statements.

CUTLER EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME
Dividend income	$505,993

EXPENSES
Investment advisory fees (Note 3)	119,052
Administration fees (Note 3)	36,000
Professional fees	18,076
Trustees’ fees and expenses	15,372
Insurance expense	8,435
Registration fees	7,816
Custody and bank service fees	6,278
Printing of shareholder reports	3,760
Shareholder services fees (Note 3)	3,556
Postage and supplies	2,849
Other expenses	6,393
Total expenses	227,587
Fees voluntarily waived by the Adviser (Note 3)	(5,357)
Net expenses	222,230

NET INVESTMENT INCOME	283,763

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investments	(236,539)
Net change in unrealized appreciation/depreciation on investments	6,750,552
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	6,514,013

NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,797,776

See accompanying notes to financial statements.

CUTLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009
FROM OPERATIONS
Net investment income	$283,763	$706,741
Net realized losses from investments	(236,539)	(3,398,192)
Net change in unrealized appreciation/depreciation on investments	6,750,552	(5,725,443)
Net increase (decrease) in net assets from operations	6,797,776	(8,416,894)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(293,043)	(697,377)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,212,320	5,317,706
Net asset value of shares issued in reinvestment of distributions to shareholders	287,474	679,417
Payments for shares redeemed	(947,618)	(3,841,849)
Net increase from capital share transactions	552,176	2,155,274

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,056,909	(6,958,997)

NET ASSETS
Beginning of period	27,589,627	34,548,624
End of period	$34,646,536	$27,589,627

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$1,049	$10,329

CAPITAL SHARE ACTIVITY
Shares sold	127,746	616,692
Shares reinvested	30,375	81,201
Shares redeemed	(104,602)	(450,727)
Net increase in shares outstanding	53,519	247,166
Shares outstanding at beginning of period	3,446,859	3,199,693
Shares outstanding at end of period	3,500,378	3,446,859

See accompanying notes to financial statements.

CUTLER EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended Dec. 31,		Years Ended June 30,
	2009 (Unaudited)		2009	2008	2007	2006	2005
Net asset value at beginning of period	$8.00		$10.80	$12.34	$10.46	$9.75	$9.38

Income (loss) from investment operations:
Net investment income	0.08		0.21	0.18	0.16	0.15	0.17
Net realized and unrealized gains (losses) on investments	1.90		(2.80)	(1.54)	1.88	0.71	0.37
Total from investment operations	1.98		(2.59)	(1.36)	2.04	0.86	0.54

Less distributions from:
Net investment income	(0.08)		(0.21)	(0.18)	(0.16)	(0.15)	(0.17)

Net asset value at end of period	$9.90		$8.00	$10.80	$12.34	$10.46	$9.75

Total return (a)	24.86%	(b)	(24.06% )	(11.13% )	19.59%	8.86%	5.77%

Net assets at the end of period (000’s)	$34,647		$27,590	$34,549	$40,512	$38,083	$40,107

Ratios/supplementary data:
Ratio of net expenses to average net assets (d)	1.40%	(c)	1.40%	1.31%	1.30%	1.26%	1.30%

Ratio of net investment income to average net assets	1.79%	(c)	2.45%	1.48%	1.36%	1.44%	1.77%

Portfolio turnover rate	6%	(b)	21%	13%	10%	21%	14%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)
Absent fee waivers by the Fund’s investment adviser, the ratio of gross expenses to average net assets would have been 1.43%(c) for the six months ended December 31, 2009 and 1.50% and 1.43% for the years ended June 30, 2009 and 2005, respectively (Note 3).

See accompanying notes to financial statements.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 (Unaudited)

1.  Organization

The Cutler Equity Fund (the “Fund”) is a diversified series of The Cutler Trust (the “Trust”).  The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940.  The Fund is the only series of the Trust.  Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.  The Fund commenced operations on October 2, 1992.

The Fund seeks current income and long-term capital appreciation.

2.  Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund:

Securities Valuation — Portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day.  In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices.  Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund’s investment adviser believes another valuation is more appropriate.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund’s investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its net asset value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs

•  Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009 by security type, as required by GAAP:

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,807,751	$—	$—	$33,807,751
Money Market Funds	—	800,750	—	800,750
Total	$33,807,751	$800,750	$—	$34,608,501

See the Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by industry type, as required by GAAP.

Share Valuation — The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding.  The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security Transactions, Investment Income and Realized Gains and Losses — Investment transactions are accounted for on trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded as earned.  Gains and losses on securities sold are determined on a specific identification basis.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are declared and paid quarterly.  Capital gain distributions, if any, are distributed to shareholders annually.  Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from GAAP.  These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.  Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended December 31, 2009 and June 30, 2009 was ordinary income.

Federal Income Taxes — The Fund intends to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment income (earned during the calendar year) and 98% of its net realized gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of December 31, 2009:

Tax cost of portfolio investments	$28,463,233
Gross unrealized appreciation	$7,765,998
Gross unrealized depreciation	(1,620,730)
Net unrealized appreciation	6,145,268
Accumulated undistributed ordinary income	3,615
Capital loss carryforwards	(12,988,443)
Post-October losses	(3,517,536)
Other losses	(270,534)
Other temporary differences due to timing of cash distributions	(2,566)
Accumulated deficit	$(10,630,196)

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to losses deferred due to wash sales.

As of June 30, 2009, the Fund had capital loss carryforwards of $12,988,443, of which $4,213,541 expires June 30, 2010, $5,747,725 expires June 30, 2011, $2,687,016 expires June 30, 2012 and $340,161 expires June 30, 2014. In addition, the Fund had net capital losses of $3,517,536 during the period November 1, 2008 through June 30, 2009, which are treated for federal income tax purposes as arising during the Fund’s tax year ending June 30, 2010. These capital loss carryforwards and “post-October” losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2006 though June 30, 2009) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.  Transactions with Affiliates

Investment Adviser — Cutler Investment Counsel, LLC (the “Adviser”) is the investment adviser to the Fund.  Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

During the six months ended December 31, 2009, the Adviser voluntarily undertook to limit the total operating expenses of the Fund to 1.40% of average daily net assets. Accordingly, the Adviser voluntarily waived $5,357 of its investment advisory fee during the six months ended December 31, 2009.

Certain officers of the Trust are also officers of the Adviser.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Administration and Other Services — Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund.  For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund’s average daily net assets up to $500 million; 0.125% on the next $500 million of such assets; and 0.10% on such assets in excess of $1 billion, subject to a minimum monthly fee of $6,000.  In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund’s shares and an affiliate of Ultimus.

Shareholder Service Plan — The Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of the Fund’s average daily net assets. These fees may be paid to various financial institutions that provide shareholder and account maintenance services.

4.  Securities Transactions

The cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $2,101,702 and $1,969,657, respectively, during the six months ended December 31, 2009.

5.  Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  Recent Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM” (the “Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. All guidance contained in the Codification carries an equal level of authority.  The Codification supersedes all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification has become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009 and therefore the Fund has adopted SFAS 168 with these financial statements. Management has evaluated this new pronouncement and has determined that it does not have a material impact on the determination or reporting of these financial statements.

7.  Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, GAAP requires the Fund to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on February 25, 2010 and has noted no such events.

CUTLER EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  These ongoing costs, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples below are based on an investment of $1,000 made at the beginning of the period shown (July 1, 2009) and held for the entire period (December 31, 2009).

The table below illustrates the Fund’s costs in two ways:

Actual Fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales loads.

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

CUTLER EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses, including annual expense ratios over the past five years, can be found in this report.   For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,248.60	$7.93
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.15	$7.12

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available without charge, upon request, by calling 1-800-228-8537 or on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC’s website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q.  The filings are available without charge, upon request, by calling 1-800-228-8537.  Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov.  The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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CUTLER INVESTMENT COUNSEL, LLC
Investment Management

INVESTMENT ADVISER TO THE TRUST

525 Bigham Knoll
Jacksonville, OR 97530
(800)228-8537 • (541)770-9000
Fax:(541)779-0006
info@cutler.com

Item 2.	Code of Ethics.

No required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust

By (Signature and Title)*	/s/ Erich M. Patten
Erich M. Patten, President

Date	March 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erich M. Patten
Erich M. Patten, President

Date	March 3, 2010

By (Signature and Title)*	/s/ Matthew C. Patten
Matthew C. Patten, Treasurer

Date	March 3, 2010

* Print the name and title of each signing officer under his or her signature.